SHARE CAPITAL (Detail) - Summary Of Warrants Outstanding And Issuable - $ / shares	9 Months Ended	12 Months Ended
	Jan. 31, 2017	Apr. 30, 2016
Warrants 1 [Member]
Outstanding Stock Options	730,848	1,550,000
Exercise Price	$ 0.22	$ 0.4
Expiry Date	Dec. 31, 2018	Jan. 31, 2017
Warrants 2 [Member]
Outstanding Stock Options	242,545	667,520
Exercise Price	$ 0.23	$ 0.14
Expiry Date	Dec. 31, 2018	Dec. 01, 2016
Warrants 3 [Member]
Outstanding Stock Options	194,344	122,142
Exercise Price	$ 0.24	$ 0.14266
Expiry Date	Dec. 31, 2018	Dec. 01, 2016
Warrants 4 [Member]
Outstanding Stock Options	37,203	104,119
Exercise Price	$ 0.245	$ 0.165
Expiry Date	Dec. 31, 2018	Dec. 01, 2016
Warrants 5 [Member]
Outstanding Stock Options	393,058	76,723
Exercise Price	$ 0.255	$ 0.17
Expiry Date	Dec. 31, 2018	Dec. 01, 2016
Warrants 6 [Member]
Outstanding Stock Options	192,206	87,818
Exercise Price	$ 0.259	$ 0.17223
Expiry Date	Dec. 31, 2018	Dec. 01, 2016
Warrants 7 [Member]
Outstanding Stock Options	126,843	111,762
Exercise Price	$ 0.265	$ 0.185
Expiry Date	Dec. 31, 2018	Dec. 01, 2016
Warrants 8 [Member]
Outstanding Stock Options	198,750	132,208
Exercise Price	$ 0.272	$ 0.217
Expiry Date	Dec. 31, 2018	Dec. 01, 2016
Warrants 9 [Member]
Outstanding Stock Options	95,781	62,002
Exercise Price	$ 0.291	$ 0.222
Expiry Date	Dec. 31, 2018	Dec. 01, 2016
Warrants 10 [Member]
Outstanding Stock Options	49,294	58,181
Exercise Price	$ 0.294	$ 0.225
Expiry Date	Dec. 31, 2018	Dec. 01, 2016
Warrants 11 [Member]
Outstanding Stock Options	100,373	165,326
Exercise Price	$ 0.295	$ 0.23
Expiry Date	Dec. 31, 2018	Dec. 01, 2016
Warrants 12 [Member]
Outstanding Stock Options	101,095	51,202
Exercise Price	$ 0.298	$ 0.25
Expiry Date	Dec. 31, 2018	Dec. 01, 2016
Warrants 13 [Member]
Outstanding Stock Options	150,246	92,357
Exercise Price	$ 0.31	$ 0.276
Expiry Date	Dec. 31, 2018	Dec. 01, 2016
Warrants 14 [Member]
Outstanding Stock Options	58,496	200,091
Exercise Price	$ 0.335	$ 0.28
Expiry Date	Dec. 31, 2018	Dec. 01, 2016
Warrants 15 [Member]
Outstanding Stock Options	1,500,000	45,439
Exercise Price	$ 0.4	$ 0.29
Expiry Date	Jan. 31, 2019	Dec. 01, 2016
Warrants 16 [Member]
Outstanding Stock Options		96,261
Exercise Price		$ 0.292
Expiry Date		Dec. 01, 2016
Warrants 17 [Member]
Outstanding Stock Options		52,459
Exercise Price		$ 0.305
Expiry Date		Dec. 01, 2016
Warrants 18 [Member]
Outstanding Stock Options		730,848
Exercise Price		$ 0.22
Expiry Date		Dec. 31, 2018
Warrants 19 [Member]
Outstanding Stock Options		96,278
Exercise Price		$ 0.227
Expiry Date		Dec. 31, 2018
Warrants 20 [Member]
Outstanding Stock Options		242,545
Exercise Price		$ 0.23
Expiry Date		Dec. 31, 2018
Warrants 21 [Member]
Outstanding Stock Options		89,798
Exercise Price		$ 0.239
Expiry Date		Dec. 31, 2018
Warrants 22 [Member]
Outstanding Stock Options		194,344
Exercise Price		$ 0.24
Expiry Date		Dec. 31, 2018
Warrants 23 [Member]
Outstanding Stock Options		37,203
Exercise Price		$ 0.245
Expiry Date		Dec. 31, 2018
Warrants 24 [Member]
Outstanding Stock Options		85,308
Exercise Price		$ 0.25
Expiry Date		Dec. 31, 2018
Warrants 25 [Member]
Outstanding Stock Options		77,941
Exercise Price		$ 0.255
Expiry Date		Dec. 31, 2018
Warrants 26 [Member]
Outstanding Stock Options		192,206
Exercise Price		$ 0.259
Expiry Date		Dec. 31, 2018
Warrants 27 [Member]
Outstanding Stock Options		126,843
Exercise Price		$ 0.265
Expiry Date		Dec. 31, 2018
Warrants 28 [Member]
Outstanding Stock Options		198,750
Exercise Price		$ 0.272
Expiry Date		Dec. 31, 2018